Document and Entity Information	Nov. 05, 2026
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001494259
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	CarGurus, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38233
Entity Tax Identification Number	04-3843478
Entity Address, Address Line One	1001 Boylston Street
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02115
City Area Code	(617)
Local Phone Number	354-0068
Written Communications	false
Soliciting Material	false
Pre commencement Tender Offer	false
Pre commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	CARG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false